Exchange rates (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Currencies Translations and Relevant Exchange Rates	The currencies which most influence these translations and the relevant exchange rates were:

	2021	2020	2019
Average rates:

US$/£	1.38	1.29	1.28

Euro/£	1.16	1.13	1.14

Yen/£	151	137	139

	2021	2020	2019
Period end rates:

US$/£	1.35	1.36	1.32

Euro/£	1.19	1.11	1.18

Yen/£	155	141	143